Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule of Accounts Receivable, Net [Abstract]
Trade accounts receivable	$ 48,582,555	$ 53,896,259
Less: allowance for credit losses	(67,088)	(126,372)
Accounts receivable, net	$ 48,515,467	$ 53,769,887